RIGHT OF USE ASSETS AND LEASES - Right-of-use assets (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Disclosure of quantitative information about right-of-use assets [line items]
Opening balance	R 44.9
Additions	16.7	R 18.0
Lease modifications	2.3	7.5
Closing balance	49.1	44.9
Gross carrying amount [member]
Disclosure of quantitative information about right-of-use assets [line items]
Opening balance	56.1
Transfers and other movements		26.5
Additions	16.7	18.0
Lease modifications	2.3	7.5
Lease derecognitions	(1.0)	(26.8)
Closing balance	74.1	56.1
Gross carrying amount [member] | Financial Effect Of Changes In Accounting Policy [Member] | IFRS 16 [member]
Disclosure of quantitative information about right-of-use assets [line items]
Opening balance		30.9
Accumulated depreciation and impairment [member]
Disclosure of quantitative information about right-of-use assets [line items]
Opening balance	(11.2)
Transfers and other movements		(15.9)
Depreciation	(14.8)	(13.2)
Lease derecognitions	1.0	17.9
Closing balance	(25.0)	(11.2)
Mine plant facilities and equipment [member]
Disclosure of quantitative information about right-of-use assets [line items]
Opening balance	8.2
Closing balance	20.6	8.2
Mine plant facilities and equipment [member] | Gross carrying amount [member]
Disclosure of quantitative information about right-of-use assets [line items]
Opening balance	11.1
Transfers and other movements		26.5
Additions	16.7	3.8
Lease modifications	0.0	0.0
Lease derecognitions	(1.0)	(26.7)
Closing balance	26.8	11.1
Mine plant facilities and equipment [member] | Gross carrying amount [member] | Financial Effect Of Changes In Accounting Policy [Member] | IFRS 16 [member]
Disclosure of quantitative information about right-of-use assets [line items]
Opening balance		7.5
Mine plant facilities and equipment [member] | Accumulated depreciation and impairment [member]
Disclosure of quantitative information about right-of-use assets [line items]
Opening balance	(2.9)
Transfers and other movements		(15.9)
Depreciation	(4.3)	(4.9)
Lease derecognitions	1.0	17.9
Closing balance	(6.2)	(2.9)
Mine property and development [member]
Disclosure of quantitative information about right-of-use assets [line items]
Opening balance	36.7
Closing balance	28.5	36.7
Mine property and development [member] | Gross carrying amount [member]
Disclosure of quantitative information about right-of-use assets [line items]
Opening balance	45.0
Transfers and other movements		0.0
Additions	0.0	14.2
Lease modifications	2.3	7.5
Lease derecognitions	0.0	(0.1)
Closing balance	47.3	45.0
Mine property and development [member] | Gross carrying amount [member] | Financial Effect Of Changes In Accounting Policy [Member] | IFRS 16 [member]
Disclosure of quantitative information about right-of-use assets [line items]
Opening balance		23.4
Mine property and development [member] | Accumulated depreciation and impairment [member]
Disclosure of quantitative information about right-of-use assets [line items]
Opening balance	(8.3)
Transfers and other movements		0.0
Depreciation	(10.5)	(8.3)
Lease derecognitions	0.0	0.0
Closing balance	R (18.8)	R (8.3)